Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,551	$ 1,554
Short-term investments	850	661
Accounts receivable, net (including receivables from related parties of $217 and $402 as of December 31, 2023 and March 31, 2023, respectively)	799	999
Contract assets (including contract assets from related parties of $16 and $9 as of December 31, 2023 and March 31, 2023, respectively)	280	154
Prepaid expenses and other current assets	148	169
Total current assets	3,628	3,537
Non-current assets:
Property and equipment, net	221	185
Operating lease right of use assets	204	206
Equity investments (including investments held at fair value of $576 and $592 as of December 31, 2023 and March 31, 2023, respectively)	748	723
Goodwill	1,628	1,620
Intangible assets, net	163	138
Deferred tax assets	140	139
Non-current portion of contract assets	143	116
Other non-current assets	240	202
Total non-current assets	3,487	3,329
Total assets	7,115	6,866
Current liabilities:
Accrued compensation and benefits and share-based compensation	211	589
Tax liabilities	127	162
Contract liabilities (including contract liabilities from related parties of $100 and $135 as of December 31, 2023 and March 31, 2023, respectively)	223	293
Operating lease liabilities	26	26
Other current liabilities (including payables to related parties of $25 and $17 as of December 31, 2023 and March 31, 2023, respectively)	279	293
Total current liabilities	866	1,363
Non-current liabilities:
Non-current portion of accrued compensation and share-based compensation	18	152
Deferred tax liabilities	237	262
Non-current portion of contract liabilities	734	807
Non-current portion of operating lease liabilities	195	193
Other non-current liabilities	61	38
Total non-current liabilities	1,245	1,452
Liabilities	2,111	2,815
Commitments and contingencies (Note 12)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,088,334,144 shares authorized and 1,028,075,347 shares issued and outstanding as of December 31, 2023; and 1,025,234,000 shares authorized, issued and outstanding as of March 31, 2023	2	2
Additional paid-in capital	2,087	1,216
Accumulated other comprehensive income	388	376
Retained earnings	2,527	2,457
Total shareholders’ equity	5,004	4,051
Total liabilities and shareholders’ equity	$ 7,115	$ 6,866